CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Treasury Shares (Details)	12 Months Ended
	Dec. 31, 2019 DKK (kr) item shares	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2017 DKK (kr) shares	Mar. 29, 2019 DKK (kr) shares
Number of shares
Number of shares at end of period | shares	3,277,500
Share capital
Share capital, at beginning of period	kr 61,000,000	kr 61,200,000	kr 60,400,000
Purchase of treasury shares	0	146,000,000	0
Share capital, at end of period	kr 65,100,000	kr 61,000,000	kr 61,200,000
Cost
Number of authorization | item	2
Number of shares authorized to be repurchased | shares	500,000			500,000
Nominal value of shares repurchases	kr 500,000			kr 500,000
Treasury shares
Number of shares
Number of shares at beginning of period | shares	177,550	100,000	100,000
Purchase of treasury shares. | shares		125,000
Shares used for funding RSU program | shares	(13,629)	(47,450)
Number of shares at end of period | shares	163,921	177,550	100,000
Share capital
Share capital, at beginning of period	kr 200,000	kr 100,000	kr 100,000
Purchase of treasury shares		100,000
Share capital, at end of period	kr 200,000	kr 200,000	kr 100,000
Proportion of share capital
Proportion of share capital, at beginning of period	0.30%	0.20%	0.20%
Proportion of share capital on purchase of treasury shares		0.20%
Proportion of share capital on shares used for funding RSU program		(0.10%)
Proportion of share capital, at end of period	0.30%	0.30%	0.20%
Cost
Cost, at beginning of period	kr 208,000,000	kr 118,000,000	kr 118,000,000
Purchase of treasury shares		146,000,000
Shares used for funding RSU program	(16,000,000)	(56,000,000)
Cost at end of period	kr 192,000,000	kr 208,000,000	kr 118,000,000
RSUs
Number of shares
Purchase of treasury shares. | shares		125,000
Share capital
Purchase of treasury shares		kr 146,000,000
Proportion of share capital
Proportion of share capital, at beginning of period	0.20%
Proportion of share capital, at end of period		0.20%